Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Summary of remuneration of directors and other members of key management personnel
	December 31, 2022	December 31, 2021
	$	$
Short-term employee benefits	1,986,599	1,743,334
Share-based compensation	684,952	955,146

	2,671,551	2,698,480